Earnings (Loss) Per Share (Tables)	12 Months Ended
Feb. 28, 2017
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Earnings Per Share
The following table sets forth the computation of basic and diluted loss per share:

	For the Years Ended
	February 28, 2017	February 29, 2016	February 28, 2015
Net loss for basic and diluted loss per share available to common shareholders	$(1,206)	$(208)	$(304)
Less: Debentures fair value adjustment (1) (2)	—	(430)	—
Add: interest expense on Debentures (1) (2)	—	75	—
Net loss for diluted loss per share available to common shareholders	$(1,206)	$(563)	$(304)

Weighted average number of shares outstanding (000’s) - basic and diluted (2)	525,265	526,303	527,684
Effect of dilutive securities (000’s) (3)
Conversion of Debentures (1) (2)	—	125,000	—
Weighted average number of shares and assumed conversions (000’s) - diluted	525,265	651,303	527,684
Loss per share - reported
Basic	$(2.30)	$(0.40)	$(0.58)
Diluted	$(2.30)	$(0.86)	$(0.58)

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(1) The Company has not presented the dilutive effect of the Debentures using the if-converted method in the calculation of loss per share for the years ended February 28, 2017 and February 28, 2015, as to do so would be antidilutive. See Note 10 for details on the Debentures.
(2) The Company has presented the dilutive effect of the 6% Debentures using the if-converted method, assuming conversion at the beginning of fiscal 2016 for the year ended February 28, 2016. Accordingly, to calculate diluted loss per share, the Company adjusted net loss by eliminating the Fiscal 2016 Debentures fair value adjustments and interest expense incurred on the 6% Debentures in the year ended February 29, 2016, and added the number of shares that would have been issued upon conversion to the diluted weighted average number of shares outstanding. See Note 10 for details on the 6% Debentures.
(3) The Company has not presented the dilutive effect of in-the-money options or RSUs that will be settled upon vesting by the issuance of new common shares in the calculation of loss per share for the years ended February 28, 2017, February 29, 2016 and February 28, 2015, as to do so would be antidilutive.